Schedule of consolidated balance sheet (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents		$ 8,796,111	$ 2,890,822
Accounts receivable, net		338,023	242,079
Inventory, at cost		2,836,261	3,042,629
Note receivable		2,500,000	2,500,000
Deposits and prepaids		1,044,122	313,979
Prepaid offering costs		300,000	600,000
Total current assets		15,814,517	9,589,509
Property and equipment, net		17,846	20,122
Operating right of use asset, net		151,619	287,322
Investment		1,400
Intangible assets – digital assets		50,672,418
Brand names		337,504	337,504
Goodwill		1,161,052	1,161,052
Total assets		68,156,356	11,395,509	$ 9,912,795
Current liabilities
Accounts payable and accrued expenses		1,555,093	1,326,988
Dividend payable		1,038,027
Deferred revenue		318,700	335,956
Income tax payable		76,933	196,587
Due to related parties		16,441
Current portion of operating lease liability		153,362	286,378
Total current liabilities		3,158,556	2,161,192
Accrued employee benefits, non-current		37,127	32,177
Convertible notes, net		44,736,545
Total liabilities		47,932,228	2,205,551
Commitments and contingencies (Note 11)
Stockholders’ equity:
Additional paid-in capital		38,420,548	19,874,591
Accumulated other comprehensive loss		(492,444)	(10,219)
Accumulated deficit		(17,722,509)	(10,676,516)
Total stockholders’ equity		20,224,128	9,189,958	$ 7,399,216	$ 9,008,872
Total liabilities and stockholders’ equity		68,156,356	11,395,509
Common Class A [Member]
Stockholders’ equity:
Common stock, value		17,889	2,102
Common Class B [Member]
Stockholders’ equity:
Common stock, value		644
Previously Reported [Member]
Current assets
Cash and cash equivalents		8,796,111
Accounts receivable, net		338,023
Inventory, at cost		2,836,261
Note receivable		2,500,000
Deposits and prepaids		629,122
Prepaid offering costs		300,000
Total current assets		15,399,517
Property and equipment, net		17,846
Operating right of use asset, net		151,619
Investment		1,400
Intangible assets – digital assets		50,672,418
Brand names		337,504
Goodwill		1,161,052
Total assets		67,741,356
Current liabilities
Accounts payable and accrued expenses		1,555,093
Dividend payable		1,038,027
Deferred revenue		318,700
Income tax payable		76,933
Due to related parties		16,441
Current portion of operating lease liability		153,362
Total current liabilities		3,158,556
Accrued employee benefits, non-current		37,127
Convertible notes, net		51,028,839
Total liabilities		54,224,522
Commitments and contingencies (Note 11)
Stockholders’ equity:
Additional paid-in capital		34,084,318
Accumulated other comprehensive loss		(39,266)
Accumulated deficit		(20,546,751)
Total stockholders’ equity		13,516,834
Total liabilities and stockholders’ equity		67,741,356
Previously Reported [Member] | Common Class A [Member]
Stockholders’ equity:
Common stock, value		17,889
Previously Reported [Member] | Common Class B [Member]
Stockholders’ equity:
Common stock, value		644
Revision of Prior Period, Reclassification, Adjustment [Member]
Current assets
Cash and cash equivalents
Accounts receivable, net
Inventory, at cost
Note receivable
Deposits and prepaids	[1]	415,000
Prepaid offering costs
Total current assets		415,000
Property and equipment, net
Operating right of use asset, net
Investment
Intangible assets – digital assets
Brand names
Goodwill
Total assets		415,000
Current liabilities
Accounts payable and accrued expenses
Dividend payable
Deferred revenue
Income tax payable
Due to related parties
Current portion of operating lease liability
Total current liabilities
Accrued employee benefits, non-current
Convertible notes, net	[2]	(6,292,294)
Total liabilities		(6,292,294)
Commitments and contingencies (Note 11)
Stockholders’ equity:
Additional paid-in capital	[3]	4,336,230
Accumulated other comprehensive loss	[4]	(453,178)
Accumulated deficit	[5]	2,824,242
Total stockholders’ equity		6,707,294
Total liabilities and stockholders’ equity		415,000
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
Stockholders’ equity:
Common stock, value
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class B [Member]
Stockholders’ equity:
Common stock, value

[1]	Amount was originally recorded in debt issuance costs. However, there is no debt discount recorded when a convertible note is measured in its entirety at fair value under the Fair Value Option under ASC 825. As such this amount was reclassified out of debt issuance costs.
[2]	This represents the total amount of adjustments to the notes to mark them to fair value as of December 31, 2025.
[3]	This represents the total amount of adjustments to correct additional paid in capital primarily related to the conversion of the notes.
[4]	For changes in the fair value of the convertible notes, the portion caused by changes in the note’s instrument-specific credit risk-the Company’s ability to fulfill that obligation is categorized in accumulated other comprehensive income (loss). This amount represents those changes.
[5]	See notes to the consolidated statement of operations and comprehensive loss below for detail of the adjustments to accumulated deficit.